5. Derivative Liabilities (Tables)	6 Months Ended
Sep. 30, 2014
Derivative Liability [Abstract]
Valuation Assumptions
	Measurement Date	Warrants	Remaining Contract Term in Years	Exercise Price	Volatility	Risk-free Interest Rate	Fair Value
Warrant
Placement Agent Warrants	March 31, 2014	16,500	2.09	$5.00	128%	0.44%	$37,000
Investor - Series A Warrants	March 31, 2014	1,000	1.41	$3.00	128%	0.44%	1,000
Investor - Series B Warrants	March 31, 2014	1,400,000	1.41	$3.63	128%	0.44%	2,958,000
Placement Agent Warrants	March 31, 2014	69,037	2.09	$3.00	128%	0.44%	179,000
							$3,175,000
Warrant
Placement Agent Warrants	June 30, 2014	16,500	1.84	$5.00	100%	0.47%	$19,000
Investor - Series A Warrants	June 30, 2014	1,000	1.16	$3.00	100%	0.11%	1,000
Investor - Series B Warrants	June 30, 2014	1,400,000	1.16	$3.63	100%	0.11%	1,568,000
Placement Agent Warrants	June 30, 2014	69,037	1.84	$3.00	100%	0.47%	109,000
							$1,697,000
Warrant
Placement Agent Warrants	September 30, 2014	16,500	1.59	$5.00	100%	0.58%	$11,000
Investor - Series A Warrants	September 30, 2014	1,000	0.90	$3.00	100%	0.13%	1,000
Investor - Series B Warrants	September 30, 2014	1,400,000	0.90	$3.63	100%	0.13%	777,000
Placement Agent Warrants	September 30, 2014	69,037	1.59	$3.00	100%	0.58%	67,000
							$856,000

Changes in fair value of Level 3 financial liabilities recurring basis
Derivative liabilities	Three Months Ended September 30, 2014	Six Months Ended September 30, 2014
Beginning fair value	$1,697,000	$3,175,000
Gain due to change in fair value of derivative liabilities	(841,000)	(2,319,000)
Ending fair value	$856,000	$856,000